Income Taxes	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 12 - Income Taxes

The income tax provision consisted of the following:

	2018	2017	2016
Current income tax expense	-	-	(776,109)
Deferred taxation	-	-	(26,518)
	-	-	(802,627)

The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:

	2018	2017	2016

Loss before income taxes	(82,889,335)	(28,427,244)	(7,558,230)

Income tax computed at statutory EIT rate (25%)	(20,722,334)	(7,106,811)	(1,889,558)
Effect of different tax rates available to different jurisdictions		-	-
Non-deductible expenses	19,452,146	6,290,595	1,086,931
Change in valuation allowance and others	1,270,188	816,216	-
	-	-	(802,627)

Deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carryforwards. Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of June 30, 2018 and 2017 are presented below:

	2018	2017
Current portion:
Tax loss c/f	207,868	207,868
Receivables provision	494,524	402,605
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(672,354)	(633,409)
Net deferred tax (liabilities) assets	30,038	(22,936)